Capital One Funds

3435 Stelzer Road

Columbus, Ohio 43219-3035

January 3, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

Judiciary Plaza

100 F Street, N.E.

Washington, DC 20549

RE:	Capital One Funds (the “Trust”)
(File Nos. 033-21321 and 811-05536)
CIK No. 0000831809

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated December 31, 2006 does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent post-effective amendment to the Registration Statement of the Trust. This Amendment to the Registration Statement was electronically filed under 485(b) as Post-Effective Amendment No. 33 on December 29, 2006 (Accession No. 0001193125-06-261611).

If you have any questions regarding this certification, please contact me at (212) 701-8684 or Gary Ashjian at (617) 824-1411.

Very truly yours,

/s/ Marc Schuman
Marc Schuman
Secretary